Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$97,577
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	100	109,265
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	525	582,726
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	80	87,057
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	45	46,156
Series A, 5.00%, 11/01/29 (Call 11/01/28)	240	266,520
Series A, 5.00%, 11/01/32 (Call 11/01/28)	170	187,090
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	320	353,999
		1,730,390
Arizona — 1.7%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	130	143,131
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/32 (Call 07/01/28)	150	165,661
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	105,476
Series A, 5.00%, 07/01/29 (Call 07/01/28)	210	231,718
Series D, 5.00%, 07/01/28 (Call 07/01/27)	290	311,843
Maricopa County Unified School District No 80 Chandler GO, 5.00%, 07/01/28	110	121,314
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	100	107,678
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/32 (Call 01/01/28)	100	108,825
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/28	170	185,852
5.00%, 01/01/29 (Call 01/01/28)	415	452,371
5.00%, 01/01/30 (Call 01/01/28)	140	152,576
5.00%, 01/01/31 (Call 01/01/28)	150	163,260
Series A, 5.00%, 01/01/28 (Call 01/01/27)	210	224,484
State of Arizona COP, Series A, 5.00%, 10/01/28	200	221,413
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	164,849
University of Arizona (The) RB, 5.00%, 06/01/28 (Call 06/01/26)	150	158,097
		3,018,548
California — 13.9%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	60	51,399
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28	200	223,762
5.00%, 10/01/28 (Call 04/01/26)	160	169,772
5.00%, 10/01/28 (Call 04/01/27)	260	282,325
5.00%, 10/01/28 (Call 04/01/28)	80	88,637
5.00%, 10/01/32 (Call 04/01/28)	150	166,350
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	51,590
5.00%, 05/01/28	25	27,530
5.00%, 09/01/28 (Call 09/01/27)	240	260,846
Series B, 5.00%, 05/01/28	100	110,121
Series C, 5.00%, 11/01/28	165	183,654
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	26,779
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	83,679
Security	Par (000)	Value

California (continued)
Series G, 5.00%, 10/01/28 (Call 10/01/27)	$85	$92,541
California State University RB
5.00%, 11/01/28 (Call 05/01/27)	45	48,889
5.00%, 11/01/31 (Call 11/01/28)	190	212,877
Series A, 5.00%, 11/01/28 (Call 05/01/26)	495	524,857
Series A, 5.00%, 11/01/30 (Call 11/01/28)	95	106,535
Campbell Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	100	107,026
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	55,713
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/30 (Call 06/01/28)	80	89,043
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	167,024
Series A, 5.00%, 06/01/32 (Call 06/01/28)	140	155,801
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	27,708
City of Los Angeles Solid Waste Resources Revenue, 5.00%, 02/01/28	300	330,848
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	125	139,278
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	130	144,912
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	180	193,330
Coast Community College District, 4.00%, 08/01/28	75	79,926
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	470	402,626
Series D, 5.00%, 08/01/28 (Call 08/01/27)	105	114,549
Contra Costa Transportation Authority Sales Tax Revenue, 5.00%, 03/01/28 (Call 03/01/27)	185	200,233
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/28 (Call 03/01/27)	60	64,941
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	55	59,855
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/28 (Call 06/01/27)	240	261,184
El Camino Community College District Foundation (The) GO
0.00%, 08/01/28(a)	1,000	855,808
5.00%, 08/01/28 (Call 08/01/26)	120	128,288
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	105,177
Long Beach Community College District GO, 5.00%, 08/01/28 (Call 08/01/27)	145	157,842
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	186,565
Los Angeles Community College District/CA GO
4.00%, 08/01/28 (Call 08/01/26)	35	36,363
Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	43,654
Los Angeles County Facilities Inc. RB, 5.00%, 12/01/31 (Call 12/01/28)	300	334,733
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28	735	817,095
Series A, 5.00%, 06/01/28 (Call 06/01/26)	205	218,307
Series A, 5.00%, 07/01/28 (Call 07/01/27)	140	152,655
Series B, 5.00%, 07/01/32 (Call 07/01/28)	290	322,535
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/28	95	105,602
Los Angeles Department of Water & Power, 5.00%, 07/01/29 (Call 01/01/28)	105	115,646

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power RB
5.00%, 07/01/28	$100	$111,356
5.00%, 07/01/28 (Call 01/01/27)	60	64,577
Series A, 5.00%, 07/01/28	50	55,678
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	155	170,649
Series C, 5.00%, 07/01/28 (Call 07/01/27)	25	27,172
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	111,351
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/28	470	523,831
5.00%, 07/01/28 (Call 01/01/26)	40	42,137
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	135	142,214
Series A, 5.00%, 07/01/31 (Call 01/01/28)	65	71,720
Series B, 5.00%, 07/01/31 (Call 07/01/28)	100	111,440
Series B, 5.00%, 07/01/32 (Call 07/01/28)	230	256,141
Los Angeles Unified School District/CA GO
5.00%, 07/01/28	85	94,777
5.00%, 07/01/29 (Call 01/01/28)	235	259,757
Series B, 5.00%, 07/01/28 (Call 07/01/26)	30	32,009
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	225	248,389
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	255	281,610
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	145	159,449
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	105	115,915
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	180	198,451
Metropolitan Water District of Southern California RB
5.00%, 07/01/28	20	22,232
5.00%, 01/01/31 (Call 07/01/28)	115	128,363
Series B, 5.00%, 09/01/28	460	513,253
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	140	118,816
Newport Mesa Unified School District GO
0.00%, 08/01/28 (NPFGC)(a)	675	581,378
5.00%, 08/01/28 (Call 08/01/27)	65	71,041
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	267,730
Orange County Sanitation District RB, 5.00%, 02/01/28	30	33,233
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	102,546
Sacramento Municipal Utility District RB, 5.00%, 08/15/28	20	22,344
San Diego Community College District GO
4.00%, 08/01/28 (Call 08/01/26)	115	119,444
5.00%, 08/01/28 (Call 08/01/26)	430	459,312
San Diego County Regional Transportation Commission, 5.00%, 04/01/28	50	55,330
San Diego County Water Authority RB, Series S1, 5.00%, 05/01/28 (Call 03/15/28)	45	49,811
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	54,647
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	75	77,633
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/28	320	357,527
5.00%, 10/01/31 (Call 04/01/28)	130	144,142
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	42,272
Security	Par (000)	Value

California (continued)
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	$425	$361,756
San Juan Unified School District, 4.00%, 08/01/30 (Call 08/01/28)	165	173,885
San Juan Unified School District GO, 4.00%, 08/01/28 (Call 08/01/26)	40	41,207
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	68,667
San Mateo County Community College District GO
0.00%, 09/01/28(a)	140	120,453
Series B, 5.00%, 09/01/28	70	78,139
San Mateo Union High School District, 0.00%, 09/01/28 (NPFGC)(a)	75	64,078
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	125	138,982
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/28 (Call 08/01/26)	185	192,149
Southern California Public Power Authority RB, 5.00%, 07/01/28	115	127,778
State of California Department of Water Resources RB
5.00%, 12/01/28	115	129,503
5.00%, 12/01/28 (Call 06/01/26)	50	53,224
5.00%, 12/01/28 (Call 12/01/27)	220	242,429
5.00%, 12/01/29 (Call 12/01/28)	130	146,725
5.00%, 12/01/30 (Call 12/01/28)	170	191,949
5.00%, 12/01/31 (Call 12/01/28)	70	79,033
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	120	129,046
Series BA, 5.00%, 12/01/28	175	197,069
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	154,649
5.00%, 04/01/28	835	920,536
5.00%, 08/01/28	525	580,829
5.00%, 08/01/28 (Call 08/01/27)	375	408,063
5.00%, 09/01/28 (Call 09/01/26)	535	570,713
5.00%, 10/01/28	1,075	1,193,374
5.00%, 11/01/28	345	383,647
5.00%, 08/01/29 (Call 08/01/28)	685	761,542
5.00%, 08/01/30 (Call 08/01/28)	200	222,592
5.00%, 10/01/30 (Call 10/01/28)	310	346,116
5.00%, 11/01/31 (Call 11/01/28)	100	111,832
5.00%, 11/01/32 (Call 11/01/28)	540	602,916
Series C, 5.00%, 08/01/28 (Call 08/01/26)	490	521,799
University of California RB
5.00%, 05/15/28	335	372,564
Series AZ, 4.00%, 05/15/28	45	47,550
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	185	206,254
Series O, 5.00%, 05/15/30 (Call 05/15/28)	105	116,911
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	225	189,656
		25,433,702
Colorado — 1.4%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	119,853
Series C, 5.00%, 03/01/29 (Call 03/01/28)	240	259,800
Board of Water Commissioners City & County of Denver (The) RB, 2.25%, 09/15/28 (Call 09/15/26)	30	28,621
City & County of Denver Co. Airport System Revenue RB,
Series B, 5.00%, 12/01/32 (Call 12/01/28)	225	245,044
City & County of Denver Co. GO, 5.00%, 08/01/28	345	382,028

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/28 (Call 08/01/26)	$55	$58,183
Colorado Health Facilities Authority, 5.00%, 11/01/28	250	267,630
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	210	223,245
Series B, 4.00%, 12/01/28 (SAW)	270	287,718
E-470 Public Highway Authority RB, 0.00%, 09/01/28 (NPFGC)(a)	180	150,418
Regional Transportation District Sales Tax Revenue RB, 5.00%, 11/01/28	290	322,036
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	130	142,584
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	95	104,104
		2,591,264
Connecticut — 2.2%
City of Danbury CT GO, 4.00%, 11/01/28 (Call 11/01/26)	45	46,557
State of Connecticut, 5.00%, 04/15/28	215	235,439
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	150	161,975
State of Connecticut GO
5.00%, 09/15/28	210	231,435
5.00%, 04/15/31 (Call 04/15/28)	100	109,526
Series 2021 A, 4.00%, 01/15/28	100	104,898
Series A, 4.00%, 01/15/28	115	120,633
Series B, 5.00%, 04/15/28	415	454,452
Series C, 5.00%, 06/15/28	145	159,206
Series E, 5.00%, 09/15/28	75	82,655
Series E, 5.00%, 09/15/30 (Call 09/15/28)	240	263,743
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	226,138
State of Connecticut Special Tax Revenue RB
5.00%, 07/01/28	360	396,505
5.00%, 10/01/32 (Call 10/01/28)	115	126,453
Series A, 5.00%, 01/01/28	125	136,222
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	132,546
Series A, 5.00%, 01/01/29 (Call 01/01/28)	350	380,760
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	53,018
Series D, 5.00%, 11/01/28	305	338,221
University of Connecticut GO, 5.00%, 04/15/30 (Call 04/15/28)	165	180,097
University of Connecticut RB, 5.00%, 11/01/30 (Call 11/01/28)	150	165,264
		4,105,743
Delaware — 0.8%
County of New Castle DE GO, 5.00%, 10/01/28	150	167,053
Delaware Transportation Authority RB, 5.00%, 07/01/28	235	259,398
State of Delaware, 5.00%, 02/01/31 (Call 02/01/28)	150	165,098
State of Delaware GO
5.00%, 02/01/28	50	54,874
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	14,086
Series A, 5.00%, 01/01/28	410	449,126
Series A, 5.00%, 01/01/29 (Call 01/01/28)	175	191,978
Series A, 5.00%, 02/01/32 (Call 02/01/28)	150	164,996
		1,466,609
District of Columbia — 1.7%
District of Columbia, 5.00%, 03/01/28	100	109,632
District of Columbia GO
5.00%, 02/01/28	145	158,042
5.00%, 06/01/28 (Call 06/01/26)	100	105,705
5.00%, 06/01/32 (Call 06/01/28)	170	186,910
Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 06/01/28	$210	$230,482
Series A, 5.00%, 10/15/28	75	82,942
Series D, 5.00%, 06/01/28 (Call 12/01/26)	110	117,370
Series D, 5.00%, 06/01/28 (Call 06/01/27)	185	199,854
District of Columbia RB
5.00%, 05/01/28	95	104,526
5.00%, 12/01/28	465	514,089
Series C, 5.00%, 10/01/28	570	632,766
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/29 (Call 04/01/28)	195	214,462
Series B, 5.00%, 10/01/28	150	166,441
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	26,983
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	71,552
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	66,012
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/28 (Call 07/01/27)	130	139,891
		3,127,659
Florida — 2.6%
Central Florida Expressway Authority RB, Series B, 5.00%, 07/01/28 (Call 07/01/26)	195	205,066
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	200	210,863
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	105	110,062
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	110,428
Series B, 5.00%, 10/01/28 (Call 10/01/27)	415	449,268
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	365	401,484
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	165	182,547
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	310	323,190
Orange County School Board COP, Series C, 5.00%, 08/01/28	105	115,188
Palm Beach County School District COP
5.00%, 08/01/28	150	164,920
Series B, 5.00%, 08/01/28	195	214,396
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	65,706
State of Florida
5.00%, 06/01/28	100	110,324
5.00%, 07/01/31 (Call 07/01/28)	75	83,140
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	110,757
5.00%, 07/01/32 (Call 07/01/28)	330	365,254
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/28	75	82,497
State of Florida GO
5.00%, 06/01/28 (Call 06/01/26)	150	158,139
5.00%, 07/01/29 (Call 07/01/28)	100	110,682
Series A, 4.00%, 07/01/32 (Call 07/01/28)	440	465,412
Series B, 5.00%, 06/01/28 (Call 06/01/27)	160	172,968
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	243,074
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	190	209,083
State of Florida RB, 5.00%, 06/01/28	160	176,518
		4,840,966

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 1.6%
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/28	$200	$219,221
Series A, 5.00%, 07/01/28	80	87,688
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	100	108,558
Series C, 5.00%, 11/01/28 (Call 11/01/27)	150	162,837
City of Atlanta Water & Wastewater Revenue, 5.75%, 11/01/28 (AGM)	100	114,690
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	265	290,429
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/28 (Call 07/01/26)	25	26,552
State of Georgia GO
4.00%, 07/01/28	95	100,747
5.00%, 02/01/28 (Call 02/01/27)	250	268,422
5.00%, 07/01/28	295	326,773
5.00%, 07/01/28 (Call 01/01/27)	55	59,028
5.00%, 07/01/29 (Call 07/01/28)	70	77,579
Series A, 5.00%, 08/01/28	225	249,704
Series A, 5.00%, 07/01/30 (Call 07/01/28)	260	288,498
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	227,350
Series E, 5.00%, 12/01/28 (Call 12/01/26)	265	283,839
		2,891,915
Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/28	60	66,026
Series A, 4.00%, 07/01/28	265	279,580
City & County Honolulu Wastewater System Revenue, 5.00%, 07/01/28	105	115,546
City & County of Honolulu HI, 5.00%, 11/01/28	160	177,262
City & County of Honolulu HI GO
5.00%, 07/01/28	190	209,083
Series A, 5.00%, 09/01/28	180	198,760
Series A, 5.00%, 09/01/30 (Call 09/01/28)	240	264,767
Series C, 4.00%, 08/01/28	305	322,100
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	32,453
County of Maui HI GO, 5.00%, 09/01/28	55	60,925
State of Hawaii GO
5.00%, 10/01/28 (Call 10/01/26)	150	158,862
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	175	185,339
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	265	288,864
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	470	512,566
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	285	310,770
		3,182,903
Illinois — 3.1%
Chicago O’Hare International Airport RB
5.25%, 01/01/28 (Call 01/01/27)	40	42,708
Series C, 5.00%, 01/01/28 (Call 01/01/26)	220	229,425
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	65	69,699
Illinois Finance Authority RB
5.00%, 01/01/28 (Call 01/01/26)	920	960,687
5.00%, 07/01/28	440	482,075
5.00%, 07/01/28 (Call 01/01/26)	55	57,472
5.00%, 12/01/28	75	82,957
Series B, 5.00%, 01/01/28	155	168,110
Illinois State Toll Highway Authority RB
5.00%, 01/01/28	395	428,410
Security	Par (000)	Value

Illinois (continued)
5.00%, 01/01/28 (Call 01/01/26)	$40	$41,695
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	158,630
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	460	484,568
Series A, 5.00%, 03/01/28	205	219,274
Series A, 5.00%, 10/01/28	750	809,977
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	332,666
Series A, 5.00%, 10/01/30 (Call 10/01/28)	200	215,543
Series B, 5.00%, 03/01/28	50	53,481
Series D, 5.00%, 11/01/28 (Call 11/01/27)	640	681,142
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	150	159,642
		5,678,161
Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	505	556,639
Series A, 5.00%, 10/01/28	165	182,247
Indiana Finance Authority RB
5.00%, 02/01/28	305	333,513
5.00%, 02/01/28 (Call 02/01/26)	100	104,753
5.00%, 06/01/28	310	339,795
5.00%, 10/01/28 (Call 10/01/26)	100	105,753
Series C, 5.00%, 02/01/28	135	147,620
Series C, 5.00%, 06/01/28 (Call 12/01/26)	355	378,202
Series C, 5.00%, 02/01/29 (Call 02/01/28)	205	224,564
Series R, 5.00%, 02/01/28	345	377,252
Purdue University RB
5.00%, 07/01/28	150	165,138
5.00%, 07/01/28 (Call 07/01/26)	25	26,391
		2,941,867
Iowa — 0.7%
City of Des Moines IA GO, 5.00%, 06/01/28	280	307,973
Iowa Finance Authority
5.00%, 08/01/28	165	182,465
5.00%, 08/01/30 (Call 08/01/28)	125	138,625
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	100	108,461
5.00%, 08/01/32 (Call 08/01/28)	270	298,757
Series A, 5.00%, 08/01/31 (Call 08/01/28)	125	138,541
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	31,528
		1,206,350
Kansas — 0.1%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	51,712
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	195	211,075
		262,787
Louisiana — 0.6%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	130	137,599
Series B, 5.00%, 10/01/28 (Call 10/01/27)	280	304,382
State of Louisiana RB
5.00%, 09/01/28	50	55,136
Series A, 5.00%, 09/01/29 (Call 09/01/28)	495	545,761
		1,042,878
Maine — 0.7%
City of Portland ME GO, 5.00%, 04/01/28	190	209,025

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	$80	$84,534
Series A, 5.00%, 11/01/28	165	182,293
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	81,575
State of Maine GO
Series B, 5.00%, 06/01/28	565	622,521
Series D, 5.00%, 06/01/28	125	137,726
		1,317,674
Maryland — 4.6%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	45	49,811
County of Anne Arundel MD GOL
5.00%, 10/01/28	360	400,008
5.00%, 10/01/28 (Call 10/01/27)	190	206,467
County of Baltimore MD GO
5.00%, 03/01/28	70	76,806
5.00%, 03/01/29 (Call 03/01/28)	755	829,140
County of Frederick MD GO
5.00%, 08/01/28	50	55,366
5.00%, 10/01/28	150	166,670
County of Howard MD GO
5.00%, 02/15/28	55	60,290
5.00%, 08/15/29 (Call 08/15/28)	115	127,490
Series A, 5.00%, 08/15/28	260	288,136
Series B, 5.00%, 02/15/28 (Call 02/15/27)	70	75,075
Series D, 5.00%, 02/15/28	120	131,543
County of Montgomery MD GO
5.00%, 11/01/28	225	250,438
Series A, 5.00%, 11/01/28	300	333,917
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	144,701
Series B, 4.00%, 11/01/28	115	122,234
County of Prince George’s MD GOL
5.00%, 07/15/30 (Call 07/15/28)	155	171,365
Series A, 4.00%, 07/15/32 (Call 07/15/28)	280	293,898
Series A, 5.00%, 07/15/31 (Call 07/15/28)	365	403,667
Series B, 5.00%, 09/15/28	250	277,531
Maryland Stadium Authority RB, 5.00%, 05/01/47 (PR 05/01/28)	100	110,215
Maryland State Transportation Authority RB, 5.00%, 07/01/28	60	66,142
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	80	84,374
5.00%, 09/01/28 (Call 09/01/27)	160	173,833
5.00%, 10/01/28 (Call 10/01/26)	200	213,349
5.00%, 10/01/28 (Call 10/01/27)	30	32,649
5.00%, 12/01/28	135	150,382
State of Maryland GO
5.00%, 03/01/28	250	274,081
5.00%, 03/15/28	40	43,890
5.00%, 08/01/28	305	337,434
First Series, 5.00%, 03/15/28	530	581,540
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	275	303,963
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	280	309,829
Second Series A, 5.00%, 08/01/28	75	82,976
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	107,435
Series A, 5.00%, 03/15/29 (Call 03/15/28)	340	372,914
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	200	220,647
5.00%, 06/01/28 (GTD)	180	198,583
Security	Par (000)	Value

Maryland (continued)
5.00%, 06/01/30 (Call 06/01/28) (GTD)	$295	$325,377
		8,454,166
Massachusetts — 1.7%
Commonwealth of Massachusetts GOL
5.00%, 03/01/28	85	93,341
5.00%, 11/01/28	105	116,980
Series B, 5.00%, 07/01/28	540	597,372
Series B, 5.00%, 01/01/30 (Call 01/01/28)	395	431,339
Series B, 5.25%, 08/01/28	425	475,973
Series C, 5.00%, 05/01/28	280	308,603
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/28	250	279,788
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	30	32,491
Massachusetts Bay Transportation Authority Sales Tax Revenue, 5.50%, 07/01/28 (NPFGC)	75	84,795
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	42,545
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	111,866
Massachusetts State College Building Authority RB, 5.00%, 05/01/29 (Call 05/01/28) (ST INTERCEPT)	155	170,156
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	120	127,042
Series B, 5.25%, 08/01/28 (AGM)	135	151,393
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	165,252
		3,188,936
Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	36,981
Michigan Finance Authority RB
5.00%, 10/01/28	120	132,848
5.00%, 10/01/30 (Call 10/01/28)	470	522,114
5.00%, 10/01/31 (Call 10/01/28)	125	138,876
Series B, 5.00%, 10/01/28 (Call 10/01/26)	405	431,449
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	355	388,584
Michigan State University RB, Series B, 5.00%, 02/15/28	185	201,805
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/28	95	105,579
University of Michigan, 5.00%, 04/01/28	50	54,938
University of Michigan RB, 5.00%, 04/01/32 (Call 04/01/28)	100	109,593
		2,122,767
Minnesota — 1.9%
County of Hennepin, 5.00%, 12/01/28	75	83,822
County of Hennepin MN GO
5.00%, 12/01/28	130	145,292
5.00%, 12/01/28 (Call 12/01/26)	340	361,222
Metropolitan Council GO
4.00%, 03/01/28 (Call 03/01/26)	40	41,109
5.00%, 03/01/28	385	422,606
5.00%, 03/01/28 (Call 03/01/27)	95	102,282
5.00%, 12/01/28	100	111,552
Series C, 4.00%, 03/01/28 (Call 03/01/27)	120	125,175
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	100	106,468
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	155	163,404

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota GO
5.00%, 08/01/28	$350	$388,082
Series A, 5.00%, 10/01/28 (Call 10/01/27)	175	190,311
Series A, 5.00%, 08/01/29 (Call 08/01/28)	670	741,555
Series A, 5.00%, 08/01/32 (Call 08/01/28)	330	365,473
Series B, 5.00%, 10/01/28 (Call 10/01/27)	130	141,427
		3,489,780
Mississippi — 0.4%
State of Mississippi GO
5.00%, 12/01/28 (Call 12/01/26)	175	186,520
Series A, 5.00%, 10/01/28 (Call 10/01/27)	455	493,502
		680,022
Missouri — 0.4%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	140	153,155
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	525	553,518
		706,673
Nebraska — 0.6%
Nebraska Public Power District, 5.00%, 07/01/28 (Call 01/01/28)	75	81,358
Nebraska Public Power District RB, 5.00%, 01/01/28	150	162,558
Omaha Public Power District RB
5.00%, 02/01/29 (Call 02/01/28)	125	136,818
Series A, 5.00%, 02/01/28 (Call 02/01/26)	265	277,726
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/29 (Call 07/15/28)	100	109,993
University of Nebraska Facilities Corp. RB (The)
5.00%, 07/15/28	80	88,226
5.00%, 07/15/30 (Call 07/15/28)	150	164,815
		1,021,494
Nevada — 2.3%
Clark County School District GOL
5.00%, 06/15/28	145	158,377
5.00%, 06/15/28 (AGM)	205	223,913
Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	156,753
County of Clark Department of Aviation RB, Series B,
5.00%, 07/01/28	365	400,078
County of Clark NV GOL
5.00%, 12/01/28	345	382,862
5.00%, 06/01/29 (Call 06/01/28)	245	268,712
5.00%, 12/01/30 (Call 12/01/28)	270	298,450
5.00%, 12/01/31 (Call 12/01/28)	175	193,428
County of Clark NV RB, Series B, 5.00%, 07/01/28	405	444,701
County of Washoe NV RB, 5.00%, 02/01/28	220	239,014
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	240	264,205
Nevada System of Higher Education RB, 5.00%, 07/01/28	200	220,474
State of Nevada GOL
4.00%, 04/01/31 (Call 04/01/28)	105	110,179
Series A, 5.00%, 04/01/28	40	43,877
Series A, 5.00%, 05/01/28	140	153,843
State of Nevada Highway Improvement Revenue, 5.00%, 12/01/29 (Call 06/01/28)	200	220,002
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	150	158,139
5.00%, 12/01/28 (Call 06/01/28)	125	137,218
5.00%, 12/01/30 (Call 06/01/28)	160	176,142
		4,250,367
Security	Par (000)	Value

New Hampshire — 0.5%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%, 08/15/28	$565	$624,460
State of New Hampshire GO
5.00%, 12/01/28	110	122,707
Series A, 5.00%, 12/01/31 (Call 12/01/28)	100	111,473
		858,640
New Jersey — 2.3%
County of Monmouth NJ GO, 5.00%, 07/15/28 (Call 07/15/27)	100	108,786
New Jersey Economic Development Authority RB
5.00%, 03/01/28	295	316,447
5.00%, 06/15/28	60	64,688
5.00%, 11/01/28	110	119,348
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/28	290	314,153
5.00%, 06/15/30 (Call 12/15/28)	75	81,573
Series A, 5.00%, 06/15/28 (Call 06/15/26)	350	366,822
New Jersey Turnpike Authority, 5.25%, 01/01/28 (AGM)	115	126,811
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/31 (Call 01/01/28)	195	212,406
Series B, 5.00%, 01/01/32 (Call 01/01/28)	390	424,588
Series E, 5.00%, 01/01/29 (Call 01/01/28)	620	674,220
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	145,076
Series A, 5.00%, 06/01/28	1,175	1,284,047
		4,238,965
New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/15/28	180	198,323
Series A, 5.00%, 06/15/28	150	165,269
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	76,941
State of New Mexico GO, 5.00%, 03/01/28	105	115,209
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/28	535	588,993
		1,144,735
New York — 11.9%
City of New York, 5.00%, 08/01/28	210	231,197
City of New York NY GO
5.00%, 08/01/28	210	231,197
5.00%, 08/01/28 (Call 02/01/28)	310	338,353
5.00%, 08/01/30 (Call 02/01/28)	275	299,108
5.00%, 08/01/31 (Call 02/01/28)	100	108,751
Series A, 5.00%, 08/01/28 (Call 08/01/27)	325	350,964
Series A, 5.00%, 08/01/29 (Call 02/01/28)	115	125,210
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	195	212,313
Series B-1, 5.00%, 10/01/28	280	309,268
Series C, 5.00%, 08/01/28 (Call 02/01/27)	175	186,957
Series C, 5.00%, 08/01/29 (Call 02/01/28)	310	337,523
Series C, 5.00%, 08/01/31 (Call 02/01/28)	250	271,877
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	219,363
Series E, 5.00%, 08/01/28	235	258,720
Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/28	100	110,023
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	175	193,557
Series A, 0.00%, 12/01/28 (AGM)(a)	170	142,182
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	466,380
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	207,546
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	445	473,918

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, 5.00%, 06/15/28	$50	$55,403
New York City Municipal Water Finance Authority RB
5.00%, 06/15/28 (Call 12/15/26)	355	377,702
Series EE, 5.00%, 06/15/28	300	332,415
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/28 (SAW)	110	121,794
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (Call 07/15/28) (SAW)	560	618,578
5.00%, 07/15/31 (Call 07/15/28) (SAW)	215	237,357
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	215	237,490
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	355	391,914
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	195	214,935
Series S-4A, 5.00%, 07/15/28 (SAW)	80	88,499
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	200	220,797
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 05/01/28	195	213,372
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	1,015	1,121,897
5.00%, 11/01/28 (Call 11/01/27)	250	270,978
5.00%, 08/01/29 (Call 08/01/28)	105	115,492
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	54,860
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	107,832
Series C-1, 5.00%, 11/01/28	50	55,266
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	280	305,985
New York City Water & Sewer System RB
5.00%, 06/15/28	300	332,415
5.00%, 06/15/28 (Call 06/15/27)	165	177,834
Series CC-1, 5.00%, 06/15/28	135	149,587
New York State Dormitory Authority RB
5.00%, 03/15/28	110	120,147
5.00%, 07/01/28	365	405,022
5.00%, 03/15/29 (Call 09/15/28)	240	264,733
5.00%, 03/15/31 (Call 09/15/28)	130	143,272
Series A, 5.00%, 02/15/28 (Call 02/15/27)	415	442,779
Series A, 5.00%, 03/15/28	125	136,531
Series A, 5.00%, 03/15/28 (Call 09/15/26)	65	68,818
Series A, 5.00%, 03/15/29 (Call 03/15/28)	310	338,181
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	186,843
Series A, 5.00%, 03/15/31 (Call 03/15/28)	370	403,818
Series A, 5.00%, 03/15/32 (Call 03/15/28)	210	229,116
Series A, 5.00%, 03/15/32 (Call 09/15/28)	490	539,090
Series B, 5.00%, 02/15/28 (Call 08/15/27)	340	366,728
Series C, 5.00%, 03/15/29 (Call 03/15/28)	250	272,727
Series C, 5.00%, 03/15/31 (Call 03/15/28)	210	229,194
Series C, 5.00%, 03/15/32 (Call 03/15/28)	285	310,943
Series D, 5.00%, 02/15/28	595	648,783
Series E, 5.00%, 03/15/30 (Call 09/15/28)	795	875,238
New York State Environmental Facilities Corp., 5.00%, 06/15/28	50	55,427
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/26)	160	168,918
5.00%, 06/15/28 (Call 06/15/27)	275	297,543
5.00%, 06/15/29 (Call 06/15/28)	125	138,826
Series B, 5.00%, 06/15/28	335	371,359
Series B, 5.00%, 06/15/32 (Call 06/15/28)	120	133,235
Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	$265	$288,459
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	119,724
New York State Urban Development Corp. RB
5.00%, 03/15/28	105	114,686
Series A, 5.00%, 03/15/28 (Call 03/15/26)	380	397,826
Series A, 5.00%, 03/15/28 (Call 03/15/27)	155	165,698
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	105	113,443
Port Authority of New York & New Jersey RB
5.00%, 09/01/29 (Call 09/01/28)	160	178,010
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	175	190,419
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	260	288,724
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	275	305,420
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/28 (Call 08/15/28)	500	550,763
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/28 (Call 05/15/26)	75	79,158
Series B, 0.00%, 11/15/28(a)	210	175,784
Series B, 5.00%, 11/15/28	450	502,227
Series C-1, 5.00%, 11/15/28	70	78,124
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	215	227,775
		21,800,320
North Carolina — 1.8%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	170	187,875
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/28	100	111,710
County of Guilford NC GO
5.00%, 02/01/28 (Call 02/01/26)	5	5,263
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	108,021
County of Mecklenburg, 5.00%, 03/01/28	75	82,462
County of Mecklenburg NC GO, Series A, 5.00%, 04/01/28 (Call 04/01/27)	100	107,825
County of Wake NC GO
5.00%, 03/01/28	300	328,355
5.00%, 04/01/28	175	192,765
Series A, 5.00%, 04/01/28	15	16,523
Series A, 5.00%, 03/01/31 (Call 03/01/28)	135	148,275
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	145	154,498
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/28	105	114,723
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	75	83,068
State of North Carolina GO
5.00%, 06/01/28	70	77,427
Series A, 5.00%, 06/01/28	255	282,056
Series A, 5.00%, 06/01/29 (Call 06/01/28)	250	276,575
Series B, 5.00%, 06/01/28	55	60,835
State of North Carolina RB
5.00%, 03/01/28	350	382,924
5.00%, 05/01/28	260	285,586
Series B, 5.00%, 05/01/28 (Call 05/01/27)	325	349,865
		3,356,631
North Dakota — 0.1%
North Dakota Building Authority RB, 5.00%, 12/01/28	120	133,169

Ohio — 3.1%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/28 (Call 02/15/26)	230	239,762

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH, 5.00%, 04/01/29 (Call 10/01/28)	$195	$215,479
City of Columbus OH GO
5.00%, 04/01/28	185	203,355
5.00%, 04/01/28 (Call 10/01/27)	105	113,912
Series 3, 5.00%, 02/15/28 (Call 02/15/27)	50	53,613
Series A, 5.00%, 04/01/31 (Call 10/01/28)	495	550,727
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	145	152,934
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/31 (Call 02/15/28)	150	163,278
Series A, 5.00%, 02/15/28 (Call 02/15/27)	290	310,450
Ohio Water Development Authority RB
5.00%, 06/01/28	165	182,034
5.00%, 06/01/28 (Call 03/01/28)	330	362,415
5.00%, 12/01/28	100	111,499
5.00%, 12/01/28 (Call 12/01/26)	105	112,000
Series A, 5.00%, 06/01/28	420	463,359
Series A, 5.00%, 12/01/28	510	568,647
State of Ohio, 5.00%, 05/01/28	50	54,944
State of Ohio GO
5.00%, 03/01/28	170	186,145
5.00%, 03/15/28	50	54,794
5.00%, 05/01/28	340	373,618
5.00%, 09/01/28	170	188,143
Series B, 5.00%, 09/01/28	145	160,474
Series B, 5.00%, 09/15/28	75	83,070
Series S, 5.00%, 05/01/28 (Call 05/01/26)	310	326,228
Series V, 5.00%, 05/01/32 (Call 05/01/28)	125	137,650
State of Ohio RB
Series A, 5.00%, 04/01/28	115	125,881
Series C, 5.00%, 12/01/28 (Call 12/01/26)	165	175,083
		5,669,494
Oklahoma — 0.1%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/28 (Call 12/01/26)	120	127,412
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	27,390
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	55,286
		210,088
Oregon — 1.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	170	187,411
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	310	325,810
County of Clackamas OR GOL, 5.00%, 06/01/28	95	104,581
County of Multnomah OR GO, Series A, 5.00%, 06/15/28	260	287,091
Oregon Health & Science University RB, Series A, 5.00%, 07/01/28	135	147,521
Oregon State Bond Bank RB, 5.00%, 01/01/28 (Call 01/01/26)	90	93,980
Portland Community College District, 5.00%, 06/15/28	75	82,707
Portland Community College District GO, 5.00%, 06/15/28 (Call 06/15/26)	165	174,010
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	76,663
State of Oregon GO
5.00%, 05/01/28	125	137,535
5.00%, 06/01/28	85	93,694
Security	Par (000)	Value

Oregon (continued)
Series A, 5.00%, 05/01/28	$40	$44,011
Series D, 5.00%, 06/01/28	300	330,685
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	70	73,759
		2,159,458
Pennsylvania — 2.4%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	129,621
Commonwealth of Pennsylvania GO
5.00%, 01/15/28 (Call 01/15/27)	345	369,359
5.00%, 05/01/28	250	274,953
5.00%, 07/15/28	70	77,402
First Series, 5.00%, 01/01/28 (Call 01/01/27)	1,035	1,107,157
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	480	509,079
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	160	167,880
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	105	108,233
Lower Merion School District GOL
4.00%, 11/15/30 (Call 11/15/28) (SAW)	80	85,437
4.00%, 11/15/31 (Call 11/15/28) (SAW)	235	250,966
Pennsylvania State University (The) RB, 5.00%, 09/01/28 (Call 09/01/26)	200	211,155
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue RB, 5.00%, 12/01/28	125	137,871
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	150	161,268
Series A, 5.25%, 07/15/28 (AGM)	430	481,694
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	160	173,254
West Chester Area School District/PA GO, 5.00%, 05/15/28	200	221,664
		4,466,993
Rhode Island — 0.8%
Rhode Island Commerce Corp. RB
5.00%, 05/15/28	205	223,729
5.00%, 06/15/28 (Call 06/15/26)	400	417,582
State of Rhode Island GO
5.00%, 01/15/28	170	185,788
Series B, 5.00%, 08/01/28 (Call 08/01/27)	625	678,622
		1,505,721
South Carolina — 0.4%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	128,594
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	111,565
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/28	195	216,076
Series A, 5.00%, 10/01/29 (Call 10/01/28)	155	171,073
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	115	125,064
		752,372
Tennessee — 2.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	104,693
City of Knoxville TN GO, 5.00%, 05/01/28	85	93,803
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	220	243,778
County of Blount TN GO, 5.00%, 06/01/28 (Call 06/01/26)	175	184,643
County of Hamilton, 5.00%, 03/01/28	95	104,451
County of Hamilton TN GO
5.00%, 04/01/29 (Call 04/01/28)	100	109,917
Series A, 5.00%, 04/01/28	210	231,318

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Montgomery TN GO, 5.00%, 04/01/28	$70	$76,784
County of Rutherford TN GO, 5.00%, 04/01/28	100	110,105
County of Shelby TN GO, 5.00%, 04/01/28	85	93,198
County of Williamson TN GO, 5.00%, 05/01/28	275	303,221
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	130	140,158
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	125	128,137
4.00%, 07/01/28	205	216,240
4.00%, 07/01/28 (Call 07/01/27)	40	41,545
5.00%, 01/01/28 (Call 07/01/26)	210	221,678
5.00%, 07/01/30 (Call 07/01/28)	230	253,758
5.00%, 07/01/32 (Call 07/01/28)	230	253,346
State of Tennessee GO
5.00%, 09/01/28 (Call 09/01/27)	85	92,417
5.00%, 11/01/28	555	619,187
Series A, 5.00%, 02/01/29 (Call 02/01/28)	155	170,274
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	82,498
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	145	157,712
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	239,195
		4,272,056
Texas — 10.6%
Abilene Independent School District GO, 5.00%, 02/15/28	55	60,192
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	95,993
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	100	104,717
Austin Community College District RB, 5.00%, 02/01/28 (Call 02/01/26)	155	162,312
Austin Independent School District, 5.00%, 08/01/28 (PSF)	280	309,087
Austin Independent School District GO
5.00%, 08/01/28 (PSF)	390	430,514
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	105,375
5.00%, 08/01/31 (Call 08/01/28) (PSF)	210	230,892
Board of Regents of the University of Texas System RB
5.00%, 08/15/28	510	563,419
Series H, 5.00%, 08/15/28 (Call 08/15/26)	105	111,072
City of Austin TX GOL, 5.00%, 09/01/28	400	440,892
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	186,586
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28	40	44,040
5.00%, 10/01/28 (Call 10/01/27)	150	162,386
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	55,185
City of Fort Worth Water & Sewer System Revenue RB, 4.00%, 02/15/28	290	302,202
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	141,884
Series B, 5.00%, 11/15/28 (Call 11/15/27)	130	140,962
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	159,859
City of Houston TX GOL
5.00%, 03/01/28 (Call 03/01/26)	300	314,274
Series A, 5.00%, 03/01/28	150	162,498
Series A, 5.00%, 03/01/28 (Call 03/01/27)	115	122,601
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	325	356,017
Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	$105	$106,512
5.00%, 02/01/28	60	65,159
5.00%, 02/01/28 (Call 08/01/26)	125	132,172
City of San Antonio TX GOL
5.00%, 08/01/28	385	422,355
5.00%, 08/01/28 (Call 08/01/27)	95	102,106
Conroe Independent School District, 5.00%, 02/15/28 (PSF)	250	273,266
County of Bexar TX RB, 5.00%, 06/15/30 (Call 06/15/28)	100	110,284
County of El Paso TX GOL, 5.00%, 02/15/28 (Call 08/15/27)	120	128,960
County of Fort Bend TX GO, 5.00%, 03/01/28 (Call 03/01/26)	40	41,813
County of Harris TX GOL, 5.00%, 10/01/28	250	276,386
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/28 (PSF)	160	174,748
5.00%, 02/15/28 (Call 02/15/26) (PSF)	55	57,635
Dallas Area Rapid Transit, 5.00%, 12/01/28	65	71,828
Dallas Fort Worth International Airport RB, 5.00%, 11/01/28	135	148,733
Dallas Independent School District GO
5.00%, 02/15/28 (PSF)	220	239,691
Series A, 5.00%, 02/15/28	280	305,061
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	290	300,103
Series C, 5.00%, 08/15/28 (PSF)	90	98,982
Fort Worth Independent School District GO, 5.00%, 02/15/28 (PSF)	315	343,474
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	330,978
Georgetown Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	100	107,675
Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	115,624
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	142,565
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	84,603
Harris County Toll Road Authority (The) RB
5.00%, 08/15/28	200	219,862
Series A, 5.00%, 08/15/32 (Call 02/15/28)	295	320,272
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	170	187,319
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	136,844
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	385	420,883
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	195	206,169
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	118,831
Leander Independent School District GO
5.00%, 08/15/31 (Call 08/15/28) (PSF)	180	198,473
Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	207,683
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	375	411,884
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	95	99,126
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	75	82,621

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	$220	$231,509
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/28	435	480,554
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/28	50	55,236
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	465	400,324
Series A, 5.00%, 01/01/28 (Call 01/01/26)	305	319,226
Series B, 5.00%, 01/01/28	170	184,379
Northside Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	162,284
5.00%, 08/15/31 (Call 08/15/28) (PSF)	250	276,152
Northwest Independent School District GO, 5.00%, 02/15/28 (PSF)	75	82,013
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	100	108,964
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	395	433,404
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	220	241,672
5.00%, 08/01/32 (Call 08/01/28) (PSF)	100	109,573
Series A, 5.00%, 08/01/28 (PSF)	495	543,511
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	200	220,433
5.00%, 08/15/32 (Call 08/15/28) (PSF)	505	555,915
San Antonio Water System RB, 5.00%, 05/15/28	220	240,305
Spring Branch Independent School District, 5.00%, 02/01/28 (PSF)	150	163,294
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	240	265,384
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	225	248,365
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	113,185
Texas A&M University RB
4.00%, 05/15/28 (Call 05/15/26)	40	40,975
5.00%, 05/15/28	90	98,898
Series E, 5.00%, 05/15/28 (Call 05/15/27)	175	187,763
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/28 (Call 10/01/26)	225	237,318
5.25%, 04/01/28	50	55,090
Texas Water Development Board RB
5.00%, 08/01/28	265	290,712
5.00%, 08/01/28 (Call 08/01/27)	70	75,510
Series A, 5.00%, 10/15/28 (Call 04/15/28)	295	322,202
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	109,104
Series B, 5.00%, 04/15/28	245	267,163
Series B, 5.00%, 10/15/29 (Call 10/15/28)	115	126,371
Series B, 5.00%, 04/15/31 (Call 10/15/28)	115	126,512
Series B, 5.00%, 10/15/31 (Call 10/15/28)	335	368,505
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	109,817
		19,405,261
Utah — 1.4%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	225	241,298
Central Valley Water Reclamation Facility RB, 5.00%, 03/01/28	90	98,547
Security	Par (000)	Value
Utah (continued)
City of Provo UT GO
5.00%, 02/01/28	$240	$262,861
5.00%, 01/01/29 (Call 01/01/28)	150	163,833
5.00%, 02/01/30 (Call 08/01/28)	100	110,347
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	283,168
State of Utah GO
5.00%, 07/01/28	565	625,853
5.00%, 07/01/28 (Call 07/01/27)	145	156,915
Series B, 5.00%, 07/01/28	110	121,847
University of Utah (The) RB
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	200	215,586
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	155	167,079
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	80	85,722
		2,533,056
Virginia — 3.8%
City of Virginia Beach VA GO
5.00%, 09/01/28 (SAW)	100	110,973
5.00%, 04/01/30 (Call 04/01/28)	185	204,252
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	245	271,399
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	139,074
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	60,312
County of Fairfax VA GO
5.00%, 10/01/28 (SAW)	105	116,776
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	250	269,647
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	160	176,164
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	205	226,421
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/28	50	55,336
County of Loudoun VA GO, 5.00%, 12/01/28 (SAW)	435	485,709
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/28	200	217,620
Fairfax County Water Authority RB, 4.00%, 04/01/28 (Call 04/01/27)	15	15,601
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	1,000	1,096,739
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/28	155	171,092
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	117,575
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	79,319
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	5,295
Series B, 5.00%, 02/01/28	135	147,203
Series E, 5.00%, 02/01/29 (Call 02/01/28)	545	595,803
Series E, 5.00%, 02/01/30 (Call 02/01/28)	375	409,822
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/28 (Call 09/15/26)	400	422,885
5.00%, 05/15/28	120	132,373
5.00%, 03/15/32 (Call 09/15/28)	85	93,985
Series A, 5.00%, 05/15/28 (Call 11/15/27)	100	108,997
Virginia Public Building Authority RB
5.00%, 08/01/28	140	154,957
Series A, 5.00%, 08/01/28	400	442,734
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	45	49,395
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	215	233,107

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority RB
5.00%, 11/01/28	$95	$105,790
Series A, 5.00%, 11/01/28	145	161,468
Series A, 5.00%, 11/01/30 (Call 11/01/28)	150	167,509
		7,045,332
Washington — 4.6%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	165	179,145
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	235	249,611
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	100	106,274
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	195	203,264
City of Seattle WA GOL, 5.00%, 12/01/28	115	127,982
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/28	65	71,528
Series A, 5.00%, 04/01/28	155	169,666
Series B, 5.00%, 04/01/28 (Call 04/01/26)	135	141,637
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	66,948
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	31,948
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	145	160,913
County of King WA GOL
4.00%, 07/01/28 (Call 07/01/27)	80	83,390
5.00%, 01/01/28	75	81,831
5.00%, 07/01/28	120	132,342
County of King WA Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/28)	170	187,807
Series B, 5.00%, 07/01/28	135	149,212
Series B, 5.00%, 07/01/29 (Call 07/01/28)	465	511,967
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	144,676
Energy Northwest, 5.00%, 07/01/32 (Call 07/01/28)	210	230,405
Energy Northwest RB
5.00%, 07/01/28	655	722,369
Series A, 5.00%, 07/01/28 (Call 07/01/27)	425	457,631
Series C, 5.00%, 07/01/30 (Call 07/01/28)	130	142,989
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	170	187,325
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	185	196,970
King County School District No. 414 Lake Washington GO
4.00%, 12/01/28 (GTD)	180	190,434
4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	51,318
5.00%, 12/01/28 (Call 06/01/27)	150	161,335
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	106,373
5.00%, 06/01/28	100	108,904
State of Washington, 5.00%, 06/01/28	400	439,392
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	230	252,980
State of Washington GO
5.00%, 07/01/28	100	110,044
5.00%, 02/01/31 (Call 02/01/28)	190	207,942
5.00%, 06/01/31 (Call 06/01/28)	100	110,105
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	150	158,151
Series B, 5.00%, 08/01/28 (Call 08/01/26)	140	147,689
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	63,592
Series C, 5.00%, 02/01/28	155	169,079
Security	Par/ Shares (000)	Value

Washington (continued)
Series C, 5.00%, 02/01/30 (Call 02/01/28)	$355	$388,279
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	114,915
Series R, 4.00%, 07/01/28	300	317,155
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	137,140
University of Washington RB, Series C, 5.00%, 04/01/28	295	322,239
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	145	151,259
		8,446,155
West Virginia — 0.6%
State of West Virginia GO
5.00%, 12/01/28	90	100,113
5.00%, 12/01/29 (Call 06/01/28)	100	110,239
5.00%, 12/01/30 (Call 06/01/28)	125	137,314
Series A, 5.00%, 06/01/28	60	66,051
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	257,854
Series B, 5.00%, 12/01/32 (Call 06/01/28)	180	197,346
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	195	209,595
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	82,241
		1,160,753
Wisconsin — 1.4%
City of Madison WI GO, 4.00%, 10/01/28	140	148,711
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/28	75	79,667
State of Wisconsin, 5.00%, 05/01/28	125	137,887
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/26)	205	210,948
4.00%, 05/01/28 (Call 05/01/27)	210	218,197
5.00%, 05/01/28	65	71,701
5.00%, 11/01/28 (Call 05/01/27)	295	318,737
5.00%, 05/01/31 (Call 05/01/28)	130	143,407
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	131,611
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	440	475,404
State of Wisconsin RB, 5.00%, 05/01/28 (PR 05/01/27)	300	322,303
Wisconsin Department of Transportation RB
5.00%, 07/01/28 (Call 07/01/27)	45	48,080
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	220	235,059
		2,541,712
Total Long-Term Investments — 98.4%
(Cost: $185,383,699)		180,454,532

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 3.57%(b)(c)	249	248,862

Total Short-Term Securities — 0.2%
(Cost: $248,850)		248,862

Total Investments — 98.6%
(Cost: $185,632,549)		180,703,394

Other Assets Less Liabilities — 1.4%		2,622,846

Net Assets — 100.0%		$183,326,240

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$160,840	$87,450	(a)	$—	$560	$12	$248,862	249	$19,148	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$180,454,532	$—	$180,454,532
Short-Term Securities
Money Market Funds	248,862	—	—	248,862
	$248,862	$180,454,532	$—	$180,703,394

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
GO	General Obligation	RB	Revenue Bond
GOL	General Obligation Limited	SAP	Subject to Appropriations
GTD	Guaranteed	SAW	State Aid Withholding
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.